UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2011

Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):             [  ] is a restatement.
                                              [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Raptor Capital Management LP
           ---------------------------------------------
Address:   50 Rowes Wharf, 6th Floor
           ---------------------------------------------
           Boston, MA  02110
           ---------------------------------------------

Form 13F File Number: 028-13530
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Robert Needham
        -------------------------------------------------
Title:  Chief Financial Officer
        -------------------------------------------------
Phone:  617-772-4621
        -------------------------------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Robert Needham                     Boston, MA             8/15/2011
-----------------------------  -----------------------------  ----------
      [Signature]                      [City, State]            [Date]

Report  Type  (Check  only  one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0
                                               ----------------
Form 13F Information Table Entry Total:              55
                                               ----------------
Form 13F Information Table Value Total:           $207,066
                                               ----------------
                                                 (in thousands)


List of Other Included Managers:

No. 13F File Number Name

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
BARNES & NOBLE INC           COM            067774109    2,754   166,100 SH       SOLE       0          166,100      0    0
BOISE INC                    COM            09746Y105    8,142 1,045,200 SH       SOLE       0        1,045,200      0    0
BOSTON SCIENTIFIC CORP       COM            101137107    3,555   514,500 SH       SOLE       0          514,500      0    0
CHARTER COMMUNICATIONS INC D CL A NEW       16117M305    6,853   126,300 SH       SOLE       0          126,300      0    0
CIT GROUP INC                COM NEW        125581801    1,270    28,700 SH       SOLE       0           28,700      0    0
COHERENT INC                 COM            192479103    1,328    24,026 SH       SOLE       0           24,026      0    0
DIRECTV                      COM CL A       25490A101    5,006    98,500 SH       SOLE       0           98,500      0    0
DISH NETWORK CORP            CL A           25470M109    6,293   205,200 SH       SOLE       0          205,200      0    0
DOMTAR CORP                  COM NEW        257559203    6,508    68,710 SH       SOLE       0           68,710      0    0
EARTHLINK INC                COM            270321102    1,214   157,800 SH       SOLE       0          157,800      0    0
EBAY INC                     COM            278642103    6,824   211,467 SH       SOLE       0          211,467      0    0
EXPEDIA INC DEL              COM            30212P105    4,038   139,300 SH       SOLE       0          139,300      0    0
FUSION-IO INC                COM            36112J107    3,725   123,800 SH       SOLE       0          123,800      0    0
GAIN CAP HLDGS INC           COM            36268W100      394    57,883 SH       SOLE       0           57,883      0    0
GAMESTOP CORP NEW            CL A           36467W109      587    22,000 SH       SOLE       0           22,000      0    0
HANMI FINL CORP              COM            410495105      125   116,614 SH       SOLE       0          116,614      0    0
IAC INTERACTIVECORP          COM PAR $.001  44919P508    1,244    32,600 SH       SOLE       0           32,600      0    0
JAMES RIVER COAL CO          COM NEW        470355207    7,241   347,800 SH       SOLE       0          347,800      0    0
LEVEL 3 COMMUNICATIONS INC   COM            52729N100    4,318 1,769,600 SH       SOLE       0        1,769,600      0    0
LIBERTY GLOBAL INC           COM SER A      530555101    1,036    23,000 SH       SOLE       0           23,000      0    0
LIBERTY MEDIA CORP NEW       CAP COM SER A  53071M302    2,744    32,000 SH       SOLE       0           32,000      0    0
LIBERTY MEDIA CORP NEW       INT COM SER A  53071M104    4,555   271,600 SH       SOLE       0          271,600      0    0
LORAL SPACE & COMMUNICATNS I COM            543881106   10,189   146,663 SH       SOLE       0          146,663      0    0
MACYS INC                    COM            55616P104    2,602    89,000 SH       SOLE       0           89,000      0    0
MARKET VECTORS ETF TR        INDONESIA ETF  57060U753    1,215    38,000 SH       SOLE       0           38,000      0    0
MASTERCARD INC               CL A           57636Q104      663     2,200 SH       SOLE       0            2,200      0    0
MBIA INC                     COM            55262C100      576    66,300 SH       SOLE       0           66,300      0    0
MGIC INVT CORP WIS           COM            552848103    1,216   204,300 SH       SOLE       0          204,300      0    0
MI DEVS INC                  CL A SUB VTG   55304X104    6,047   198,714 SH       SOLE       0          198,714      0    0
MOSAIC CO NEW                COM            61945C103    4,132    61,000 SH       SOLE       0           61,000      0    0
NAVISTAR INTL CORP NEW       COM            63934E108      638    11,300 SH       SOLE       0           11,300      0    0
NOVATEL WIRELESS INC         COM NEW        66987M604      404    73,800 SH       SOLE       0           73,800      0    0
PATRIOT COAL CORP            COM            70336T104      650    29,200 SH       SOLE       0           29,200      0    0
QLT INC                      COM            746927102    2,553   354,100 SH       SOLE       0          354,100      0    0
RUBY TUESDAY INC             COM            781182100    1,336   123,900 SH       SOLE       0          123,900      0    0
SEALY CORP                   COM            812139301      864   341,600 SH       SOLE       0          341,600      0    0
SEMGROUP CORP                CL A           81663A105    1,593    62,051 SH       SOLE       0           62,051      0    0
SHUTTERFLY INC               COM            82568P304    4,605    80,200 SH       SOLE       0           80,200      0    0
SIRIUS XM RADIO INC          COM            82967N108    2,533 1,156,600 SH       SOLE       0        1,156,600      0    0
SIX FLAGS ENTMT CORP NEW     COM            83001A102   11,018   294,200 SH       SOLE       0          294,200      0    0
SLM CORP                     COM            78442P106    7,655   455,400 SH       SOLE       0          455,400      0    0
SOHU COM INC                 COM            83408W103    1,236    17,100 SH       SOLE       0           17,100      0    0
SPRINT NEXTEL CORP           COM SER 1      852061100    1,231   228,300 SH       SOLE       0          228,300      0    0
TELLABS INC                  COM            879664100    1,280   277,700 SH       SOLE       0          277,700      0    0
TETRA TECHNOLOGIES INC DEL   COM            88162F105    2,266   178,025 SH       SOLE       0          178,025      0    0
TIVO INC                     COM            888706108    7,023   682,500 SH       SOLE       0          682,500      0    0
TRAVELZOO INC                COM            89421Q106    3,626    56,100 SH       SOLE       0           56,100      0    0
UNI PIXEL INC                COM NEW        904572203    7,280 1,037,080 SH       SOLE       0        1,037,080      0    0
VALEANT PHARMACEUTICALS INTL COM            91911K102   12,761   245,600 SH       SOLE       0          245,600      0    0
WELLCARE HEALTH PLANS INC    COM            94946T106   11,853   230,565 SH       SOLE       0          230,565      0    0
WENDYS ARBYS GROUP INC       COM            950587105    3,638   717,650 SH       SOLE       0          717,650      0    0
WILLIAMS COS INC DEL         COM            969457100    3,609   119,300 SH       SOLE       0          119,300      0    0
XEROX CORP                   COM            984121103    1,232   118,300 SH       SOLE       0          118,300      0    0
YAHOO INC                    COM            984332106    5,426   360,800 SH       SOLE       0          360,800      0    0
YAHOO INC                    COM            984332106    4,362   290,000 SH  CALL SOLE       0          290,000      0    0
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